Financial Instruments	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Financial Instruments

14. Financial Instruments

(a)	Interest rate risk: The Company is subject to interest rate risk associated with changing interest rates with respect to its variable interest rate term loans as described in Notes 6 and 7.

(b)	Concentration of credit risk: Financial Instruments consist principally of cash, trade accounts receivable, short-term and long-term receivable related to seller’s credits under sale and leaseback transactions and derivatives.

The Company places its temporary cash investments, consisting mostly of deposits, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk. The Company limits the exposure of non-performance by counterparties to derivative instruments by diversifying among counterparties with high credit ratings and performing periodic evaluations of the relative credit standing of the counterparties.

(c)	Fair value: The carrying amounts reflected in the accompanying Consolidated Balance Sheet of cash and cash equivalents, restricted cash, trade accounts receivable, margin deposits, accounts payable, due from(to) related parties and current portion of obligations under operating leases, approximate their respective fair values due to the short maturity of these instruments. The carrying value of the long-term obligations under operating leases approximates their fair value given the difference between the discount rates used to recognize the liabilities in the consolidated balance sheets and the normalized expected market rates of interest is insignificant. The fair value of long-term bank loans with variable interest rates approximate the recorded values, generally due to their variable interest rates. The Company performs relevant enquiries on a periodic basis to assess the recoverability of the long-term receivable related to seller’s credits under sale and leaseback transactions and estimates that the amount presented on the accompanying balance sheet approximates the amount that is expected to be received by the Company at the end of the non-cancellable lease period.

The fair values of the interest rate swap agreements and bunker swap agreements discussed in Note 6 above are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from or corroborated by observable market data, interest rates, yield curves and other items that allow value to be determined.

The estimated fair values of the Company’s financial instruments, other than derivatives at December 31, 2021 and 2020, are as follows:

	2021		2020
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets (liabilities)
Cash and cash equivalents	117,192	117,192	160,475	160,475
Restricted cash	10,005	10,005	11,296	11,296
Margin deposits	5,849	5,849	6,153	6,153
Long-term receivable (including short-term portion)	35,904	35,904	27,294	27,294
Financial liability	(4,193)	(4,193)	(5,148)	(5,148)
Obligations under operating leases	(88,573)	(88,573)	(67,110)	(67,110)
Debt	(1,380,648)	(1,380,648)	(1,509,794)	(1,509,794)

The Company does not offset fair value amounts recognized for derivatives by the right to reclaim cash collateral or the obligation to return cash collateral. The amount of collateral to be posted is defined in the terms of respective master agreement executed with counterparties or exchanges and is required when agreed upon threshold limits are exceeded. As of December 31, 2021, the Company deposited cash collateral related to its derivative instruments under its collateral security arrangements of $5,849, ($6,153 as of December 31, 2020), which is recorded within margin deposits in the Consolidated Balance Sheets.

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the consolidated balance sheet on a net basis by counterparty when a legal right of set-off exists. The following tables present information with respect to the fair values of derivatives reflected in the consolidated balance sheet on a gross basis by transaction. The tables also present information with respect to gains and losses on derivative positions reflected in the Consolidated Statements of Comprehensive (Loss) Income or in the Consolidated Balance Sheets, as a component of Accumulated other comprehensive loss.

		Asset Derivatives		Liability Derivatives
		December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	7	—	8,884	11,095
	Financial instruments - Fair Value, net of current portion	1,382	—	8,656	25,088
Subtotal		1,389	—	17,540	36,183

		Asset Derivatives		Liability Derivatives
		December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments
Bunker swaps	Current portion of financial instruments—Fair value	1,845	255	—	3,988
Bunker swaps	Financial instruments—Fair Value, net of current portion	144	—	—	5,023
Bunker put options	Current portion of financial instruments—Fair value	—	387	—	180
Subtotal		1,989	642	—	9,191
Total derivatives		3,378	642	17,540	45,734

Derivatives designated as Hedging Instruments-Net effect on the Consolidated Statements of Comprehensive (Loss) Income

Derivative		Amount
	Gain (Loss) Recognized in Accumulated Other Comprehensive Loss on Derivative (Effective Portion) Location	2021	2020	2019
Interest rate swaps		29,999	(25,054)	(9,938)
Total		29,999	(25,054)	(9,938)

Derivative		Amount
	Gain (Loss) Recognized in Accumulated Other Comprehensive Loss on Derivative (Effective Portion) Location	2021	2020	2019
Interest rate swaps	Depreciation expense	(192)	(189)	(189)
Interest rate swaps	Interest and finance costs, net	10,372	(6,224)	(56)
Total		10,180	(6,413)	(245)

The accumulated loss from Derivatives designated as Hedging instruments recognized in Accumulated Other Comprehensive (Loss) Income as of December 31, 2021, 2020 and 2019, was $17,175, $36,994 and $18,353 respectively.

Derivatives not designated as Hedging Instruments – Net effect on the Consolidated Statements of Comprehensive (Loss) Income

Derivative		Amount
	Net Realized and Unrealized Gain (Loss) Recognized on Statement of Comprehensive Income (Loss) Location	2021	2020	2019
Interest rate swaps	Interest and finance costs, net	—	187	(149)
Bunker swaps	Interest and finance costs, net	11,191	(14,312)	1,122
Bunker put options	Interest and finance costs, net	(172)	(271)	—
Bunker call options	Interest and finance costs, net	—	(74)	(1,672)
Total		11,019	(14,470)	(699)

The following tables summarize the fair values for assets and liabilities measured on a recurring basis as of December 31, 2021 and 2020, using Level 2 inputs (significant other observable inputs):

Recurring measurements:	December 31, 2021	December 31, 2020
Interest rate swaps	(16,151)	(36,183)
Bunker swaps	1,989	(8,755)
Bunker put options	—	207
	(14,162)	(44,731)